SUPPLEMENTAL INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from (used in) operating activities [abstract]
Trade receivables and other current assets	$ (270)	$ (467)	$ 42
Accounts payable and accrued liabilities	175	(259)	8
Other assets and liabilities	(8)	99	(60)
Increase (decrease) in working capital	$ 103	$ 627	$ 10